UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21953
                                                     ---------

                          Oppenheimer Baring China Fund
                          -----------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                         Date of fiscal year end: May 31
                                                  ------

                      Date of reporting period: 11/30/2007
                                                ----------

ITEM 1.  REPORTS TO STOCKHOLDERS.

NOVEMBER 30, 2007

--------------------------------------------------------------------------------

                                                                 Management
      Oppenheimer                                               Commentaries
      Baring China Fund                                             and
                                                                 Semiannual
                                                                   Report

--------------------------------------------------------------------------------

      MANAGEMENT COMMENTARIES

            An Interview with Your Fund's Managers

            Listing of Top Holdings

      SEMIANNUAL REPORT                           [GRAPHIC]

            Listing of Investments

            Financial Statements

                                                  [LOGO] OPPENHEIMERFUNDS(R)
                                                         The Right Way to Invest

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TOP TEN COMMON STOCK INDUSTRIES
--------------------------------------------------------------------------------
Real Estate Management & Development                                       12.7%
--------------------------------------------------------------------------------
Metals & Mining                                                            10.5
--------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels                                                 8.5
--------------------------------------------------------------------------------
Marine                                                                      5.8
--------------------------------------------------------------------------------
Diversified Financial Services                                              5.6
--------------------------------------------------------------------------------
Construction Materials                                                      5.3
--------------------------------------------------------------------------------
Machinery                                                                   4.2
--------------------------------------------------------------------------------
Wireless Telecommunication Services                                         3.9
--------------------------------------------------------------------------------
Commercial Banks                                                            3.8
--------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods                                            3.4

Portfolio holdings and allocations are subject to change. Percentages are as of November 30, 2007, and are based on net assets.

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Hong Kong Exchanges & Clearing Ltd.                                         4.3%
--------------------------------------------------------------------------------
China Telecom Ltd.                                                          3.9
--------------------------------------------------------------------------------
China Shenhua Energy Co. Ltd.                                               3.3
--------------------------------------------------------------------------------
China Shipping Container Lines Co. Ltd.                                     3.1
--------------------------------------------------------------------------------
China Communications Construction Co. Ltd.                                  3.0
--------------------------------------------------------------------------------
Tencent Holdings Ltd.                                                       3.0
--------------------------------------------------------------------------------
China National Building Material Co. Ltd.                                   2.9
--------------------------------------------------------------------------------
China Overseas Land & Investment Ltd.                                       2.7
--------------------------------------------------------------------------------
China Telecom Corp. Ltd.                                                    2.4
--------------------------------------------------------------------------------
Guangzhou R&F Properties Co. Ltd.                                           2.4

Portfolio holdings and allocations are subject to change. Percentages are as of November 30, 2007, and are based on net assets. For more current Fund holdings, please visit www.oppenheimerfunds.com.

--------------------------------------------------------------------------------


                       10 | OPPENHEIMER BARING CHINA FUND

--------------------------------------------------------------------------------

PORTFOLIO ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                   Stocks                              98.2%
                   Structured Securities                1.8

Portfolio holdings and allocations are subject to change. Percentages are as of November 30, 2007, and are based on the total market value of investments.

--------------------------------------------------------------------------------


                       11 | OPPENHEIMER BARING CHINA FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 1/31/07. Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 1/31/07. Class B returns include the applicable contingent deferred sales charge of 5%. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 1/31/07. Class C returns include the contingent deferred sales charge of 1%. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 1/31/07. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1%. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 1/31/07. Class Y shares are offered principally to certain institutional investors under special agreement with the Distributor and are not subject to a sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                       12 | OPPENHEIMER BARING CHINA FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended November 30, 2007.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), redemption fees, or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional


                       13 | OPPENHEIMER BARING CHINA FUND

FUND EXPENSES  Continued
--------------------------------------------------------------------------------

Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                           BEGINNING        ENDING           EXPENSES
                           ACCOUNT          ACCOUNT          PAID DURING
                           VALUE            VALUE            6 MONTHS ENDED
                           6/1/07           11/30/07         NOVEMBER 30, 2007
-------------------------------------------------------------------------------
Class A Actual             $ 1,000.00       $ 1,461.00       $  8.10
-------------------------------------------------------------------------------
Class A Hypothetical         1,000.00         1,018.50          6.65
-------------------------------------------------------------------------------
Class B Actual               1,000.00         1,454.20         14.47
-------------------------------------------------------------------------------
Class B Hypothetical         1,000.00         1,013.34         11.88
-------------------------------------------------------------------------------
Class C Actual               1,000.00         1,455.10         13.73
-------------------------------------------------------------------------------
Class C Hypothetical         1,000.00         1,013.94         11.27
-------------------------------------------------------------------------------
Class N Actual               1,000.00         1,458.40         10.39
-------------------------------------------------------------------------------
Class N Hypothetical         1,000.00         1,016.65          8.53
-------------------------------------------------------------------------------
Class Y Actual               1,000.00         1,461.40          6.55
-------------------------------------------------------------------------------
Class Y Hypothetical         1,000.00         1,019.75          5.38

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended November 30, 2007 are as follows:

CLASS              EXPENSE RATIOS
---------------------------------
Class A                 1.31%
---------------------------------
Class B                 2.34
---------------------------------
Class C                 2.22
---------------------------------
Class N                 1.68
---------------------------------
Class Y                 1.06

The expense ratios reflect voluntary waivers or reimbursements by the Fund's Manager and Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

--------------------------------------------------------------------------------


                       14 | OPPENHEIMER BARING CHINA FUND

STATEMENT OF INVESTMENTS  November 30, 2007 / Unaudited
--------------------------------------------------------------------------------

                                                                 SHARES            VALUE
-----------------------------------------------------------------------------------------
COMMON STOCKS--96.2%
-----------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--7.4%
-----------------------------------------------------------------------------------------
AUTO COMPONENTS--0.5%
Xinyi Glass Holding
Co. Ltd.                                                        498,000    $     585,376
-----------------------------------------------------------------------------------------
DISTRIBUTORS--0.9%
Li & Fung Ltd.                                                  256,000        1,019,272
-----------------------------------------------------------------------------------------
MULTILINE RETAIL--1.2%
Lifestyle International
Holdings Ltd.                                                    98,000          257,208
-----------------------------------------------------------------------------------------
Parkson Retail
Group Ltd.                                                      107,500        1,139,071
                                                                           --------------
                                                                               1,396,279

-----------------------------------------------------------------------------------------
SPECIALTY RETAIL--1.4%
Belle International
Holdings Ltd.                                                 1,220,000        1,610,160
-----------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--3.4%
Anta Sports
Products Ltd. 1                                               1,691,000        1,888,878
-----------------------------------------------------------------------------------------
Bauhaus International
Holdings Ltd.                                                    22,000            5,623
-----------------------------------------------------------------------------------------
China Hongxing
Sports Ltd.                                                     918,000          583,818
-----------------------------------------------------------------------------------------
Ports Design Ltd.                                               428,000        1,488,428
                                                                           --------------
                                                                               3,966,747

-----------------------------------------------------------------------------------------
CONSUMER STAPLES--2.2%
-----------------------------------------------------------------------------------------
FOOD PRODUCTS--0.5%
China Mengniu
Dairy Co. Ltd.                                                  162,000          581,548
-----------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.2%
Scud Group Ltd.                                                 834,000          216,374
-----------------------------------------------------------------------------------------
PERSONAL PRODUCTS--1.5%
Hengan International
Group Co. Ltd.                                                  411,000        1,784,214
-----------------------------------------------------------------------------------------
ENERGY--10.7%
-----------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--2.2%
Anhui Tianda Oil
Pipe Co. Ltd.                                                   222,000          174,499
-----------------------------------------------------------------------------------------
China Oilfield
Services Ltd.                                                   980,000        2,343,961
                                                                           --------------
                                                                               2,518,460

                                                                 SHARES            VALUE
-----------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--8.5%
China Coal
Energy Co.                                                      843,000    $   2,695,270
-----------------------------------------------------------------------------------------
China Petroleum &
Chemical Corp.                                                  764,000        1,162,143
-----------------------------------------------------------------------------------------
China Shenhua
Energy Co. Ltd.                                                 644,000        3,829,008
-----------------------------------------------------------------------------------------
PetroChina Co. Ltd.                                           1,162,000        2,229,136
                                                                           --------------
                                                                               9,915,557

-----------------------------------------------------------------------------------------
FINANCIALS--22.1%
-----------------------------------------------------------------------------------------
COMMERCIAL BANKS--3.8%
China Merchants
Bank Co. Ltd.                                                   564,500        2,619,824
-----------------------------------------------------------------------------------------
Industrial & Commercial
Bank of China
(Asia) Ltd.                                                     440,000        1,043,319
-----------------------------------------------------------------------------------------
Industrial & Commercial
Bank of China Ltd.                                              960,000          764,911
                                                                           --------------
                                                                               4,428,054

-----------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--5.6%
China Everbright
Ltd. 1                                                          432,000        1,420,468
-----------------------------------------------------------------------------------------
Hong Kong Exchanges
& Clearing Ltd.                                                 165,000        5,037,593
                                                                           --------------
                                                                               6,458,061

-----------------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--12.7%
China Overseas Land
& Investment Ltd.                                             1,356,000        3,081,582
-----------------------------------------------------------------------------------------
Franshion Properties
China Ltd. 1                                                  1,308,000          847,852
-----------------------------------------------------------------------------------------
Guangzhou R&F
Properties Co. Ltd.                                             649,600        2,774,090
-----------------------------------------------------------------------------------------
Henderson Land
Development Co.
Ltd.                                                            151,000        1,335,485
-----------------------------------------------------------------------------------------
Shimao Property
Holdings Ltd.                                                   373,000        1,101,709
-----------------------------------------------------------------------------------------
Sino-Ocean Land
Holdings Ltd. 1                                               1,759,000        2,620,669
-----------------------------------------------------------------------------------------
Soho China Ltd. 1                                               481,499          578,223


                       15 | OPPENHEIMER BARING CHINA FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                 SHARES            VALUE
-----------------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT Continued
Sun Hung Kai
Properties Ltd.                                                  87,000    $   1,811,973
-----------------------------------------------------------------------------------------
Zhong An Real
Estate Ltd. 1                                                   696,000          536,351
                                                                           --------------
                                                                              14,687,934

-----------------------------------------------------------------------------------------
HEALTH CARE--0.7%
-----------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.7%
Shandong Weigao
Group Medical Polymer
Co. Ltd.                                                        348,000          829,556
-----------------------------------------------------------------------------------------
PHARMACEUTICALS--0.0%
United Laboratories
Ltd. (The) 1                                                     32,000           21,578
-----------------------------------------------------------------------------------------
INDUSTRIALS--23.4%
-----------------------------------------------------------------------------------------
AIRLINES--2.4%
Air China Ltd.                                                2,164,000        2,744,241
-----------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--3.0%
China Communications
Construction
Co. Ltd.                                                      1,207,000        3,523,392
-----------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--3.1%
BYD Co. Ltd.                                                     62,500          477,623
-----------------------------------------------------------------------------------------
Dongfang Electrical
Co. Ltd.                                                        138,000        1,176,889
-----------------------------------------------------------------------------------------
Shanghai Electric Group
Co. Ltd.                                                      1,816,000        1,447,732
-----------------------------------------------------------------------------------------
Zhuzhou CSR Times
Electric Co. Ltd.                                               288,000          453,494
                                                                           --------------
                                                                               3,555,738

-----------------------------------------------------------------------------------------
MACHINERY--4.2%
China Infrastructure
Machinery Holdings
Ltd.                                                            194,000          373,702
-----------------------------------------------------------------------------------------
China International
Marine Containers
(Group) Co. Ltd.,
B Shares                                                        148,320          257,171
-----------------------------------------------------------------------------------------
Shanghai Zhenhua
Port Machinery Co.
Ltd., B Shares                                                  448,200        1,290,368
-----------------------------------------------------------------------------------------
Weichai Power
Co. Ltd.                                                         50,000          387,050

                                                                 SHARES            VALUE
-----------------------------------------------------------------------------------------
MACHINERY Continued
Yangzijiang
Shipbuilding
Holdings Ltd. 1                                               1,834,000    $   2,528,445
                                                                           --------------
                                                                               4,836,736

-----------------------------------------------------------------------------------------
MARINE--5.8%
China COSCO
Holdings Co. Ltd.                                               666,000        2,501,330
-----------------------------------------------------------------------------------------
China Shipping
Container Lines
Co. Ltd.                                                      3,898,450        3,565,819
-----------------------------------------------------------------------------------------
China Shipping
Development Co. Ltd.                                            268,000          733,644
                                                                           --------------
                                                                               6,800,793

-----------------------------------------------------------------------------------------
ROAD & RAIL--2.2%
Guangshen Railway
Co. Ltd.                                                      1,714,000        1,249,010
-----------------------------------------------------------------------------------------
MTR Corp. Ltd.                                                  377,000        1,276,050
                                                                           --------------
                                                                               2,525,060

-----------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--1.2%
Apac Resources Ltd. 1                                         6,320,000        1,458,665
-----------------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--1.5%
China Merchants
Holdings International
Co. Ltd.                                                        262,000        1,705,612
-----------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--3.3%
-----------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.3%
Firich Enterprises
Co. Ltd.                                                         29,000          351,916
-----------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--3.0%
Tencent Holdings
Ltd.                                                            461,000        3,466,549
-----------------------------------------------------------------------------------------
MATERIALS--19.4%
-----------------------------------------------------------------------------------------
CHEMICALS--0.4%
Sinofert Holdings
Ltd.                                                            530,000          424,765
-----------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--5.3%
Anhui Conch
Cement Co. Ltd.                                                 312,000        2,703,437
-----------------------------------------------------------------------------------------
China National
Building Material
Co. Ltd.                                                        784,000        3,413,243
                                                                           --------------
                                                                               6,116,680


                       16 | OPPENHEIMER BARING CHINA FUND

                                                                 SHARES            VALUE
-----------------------------------------------------------------------------------------
METALS & MINING--10.5%
Aluminum Corp. of
China Ltd.                                                      728,000    $   1,641,891
-----------------------------------------------------------------------------------------
Angang New Steel
Co. Ltd.                                                        871,720        2,723,236
-----------------------------------------------------------------------------------------
Bengang Steel Plates
Co. Ltd., B Shares                                              398,300          400,042
-----------------------------------------------------------------------------------------
China Molybdenum
Co. Ltd. 1                                                    1,044,000        2,343,060
-----------------------------------------------------------------------------------------
Shougang Concord
International
Enterprises Co. Ltd.                                          4,034,000        1,917,105
-----------------------------------------------------------------------------------------
Tiangong International
Co. Ltd. 1                                                      549,000          428,704
-----------------------------------------------------------------------------------------
Zijin Mining Group
Co. Ltd.                                                      1,883,500        2,743,917
                                                                           --------------
                                                                              12,197,955

-----------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--3.2%
Lee & Man Paper
Manufacturing Ltd.                                              368,000        1,623,726
-----------------------------------------------------------------------------------------
Nine Dragons Paper
Holdings Ltd.                                                   715,000        1,803,629
-----------------------------------------------------------------------------------------
Samling Global Ltd.                                           1,112,000          279,388
                                                                           --------------
                                                                               3,706,743

-----------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--6.3%
-----------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--2.4%
China Telecom
Corp. Ltd.                                                    3,482,000        2,782,720
-----------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--3.9%
China Telecom Ltd.                                              250,500        4,568,433
-----------------------------------------------------------------------------------------
UTILITIES--0.7%
-----------------------------------------------------------------------------------------
ENERGY TRADERS--0.7%
GCL Poly Energy
Holdings Ltd. 1                                               1,088,000          484,894
-----------------------------------------------------------------------------------------
Huadian Power
International
Corp. Ltd.                                                      542,000          284,015
                                                                           --------------
                                                                                 768,909
                                                                           --------------
Total Common Stocks
(Cost $97,737,632)                                                           111,554,077

                                                                  UNITS            VALUE
-----------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
-----------------------------------------------------------------------------------------
BYD Co. Ltd. Rts.,
Exp. 12/31/07 1,2                                                36,000    $          --
-----------------------------------------------------------------------------------------
China Overseas Land
& Investment Ltd.
Wts., Exp. 8/27/08 1                                             72,166           53,759
-----------------------------------------------------------------------------------------
Industrial &
Commercial Bank of
China Ltd. Wts.,
Exp. 11/6/08 1                                                   14,000            2,427
                                                                           --------------
Total Rights, Warrants
and Certificates
(Cost $0)                                                                         56,186

                                                                 SHARES
-----------------------------------------------------------------------------------------
STRUCTURED SECURITIES--1.8%
-----------------------------------------------------------------------------------------
Credit Suisse Ltd. (Hong Kong):
Equity Linked Securities,
Exp. 10/23/09 (linked to
Zhongjin Gold Corp.,
Cl. A common stock)                                              66,710          770,858
Equity Linked Securities,
Exp. 6/4/10 (linked to
Jiaozuo Wanfang
Aluminum Cl. A
common stock)                                                   107,123          548,951
-----------------------------------------------------------------------------------------
J.P. Morgan International
Derivatives Ltd., Shanxi
Xishan Coal and
Electricity Power
Co. Ltd. Chinese
Low Exercise Price
Warrant, Exp. 8/31/12 3                                          70,600          566,981
-----------------------------------------------------------------------------------------
UBS AG-London, Cv.
Equity Linked Nts.,
Exp. 4/16/10 (linked to
Firich Enterprise
common stock)                                                    13,000          157,755
                                                                           --------------
Total Structured Securities
(Cost $1,232,506)                                                              2,044,545


                       17 | OPPENHEIMER BARING CHINA FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                   VALUE
-----------------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $98,970,138)                                                 98.0%   $ 113,654,808
-----------------------------------------------------------------------------------------
OTHER ASSETS
NET OF LIABILITIES                                                  2.0        2,271,754
                                                              ---------------------------
NET ASSETS                                                        100.0%   $ 115,926,562
                                                              ===========================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Illiquid security. The aggregate value of illiquid securities as of November 30, 2007 was zero. See Note 6 of accompanying Notes.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $566,981 or 0.49% of the Fund's net assets as of November 30, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       18 | OPPENHEIMER BARING CHINA FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

November 30, 2007
---------------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------------
Investments, at value (cost $98,970,138)--see accompanying statement of investments         $113,654,808
---------------------------------------------------------------------------------------------------------
Cash--foreign currencies (cost $1,079,725)                                                     1,079,735
---------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                               3,533,063
Shares of beneficial interest sold                                                             1,091,519
Dividends                                                                                         42,924
Due from Manager                                                                                   1,623
Other                                                                                              8,614
                                                                                            -------------
Total assets                                                                                 119,412,286

---------------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------------
Bank overdraft                                                                                   330,735
---------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                          2,801,886
Shares of beneficial interest redeemed                                                           289,936
Distribution and service plan fees                                                                26,700
Transfer and shareholder servicing agent fees                                                     14,232
Shareholder communications                                                                         5,796
Trustees' compensation                                                                               549
Other                                                                                             15,890
                                                                                            -------------
Total liabilities                                                                              3,485,724

---------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                  $115,926,562
                                                                                            =============

---------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                  $      6,531
---------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                   100,151,000
---------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                                  (25,479)
---------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions                 1,109,843
---------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities
denominated in foreign currencies                                                             14,684,667
                                                                                            -------------
NET ASSETS                                                                                  $115,926,562
                                                                                            =============


                       19 | OPPENHEIMER BARING CHINA FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
---------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$83,356,709 and 4,687,550 shares of beneficial interest outstanding)                        $      17.78
Maximum offering price per share (net asset value plus sales charge of 5.75% of
offering price)                                                                             $      18.86
---------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $8,936,398 and
506,513 shares of beneficial interest outstanding)                                          $      17.64
---------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $17,104,855 and
969,176 shares of beneficial interest outstanding)                                          $      17.65
---------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $3,219,488 and
181,646 shares of beneficial interest outstanding)                                          $      17.72
---------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net
assets of $3,309,112 and 185,861 shares of beneficial interest outstanding)                 $      17.80

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       20 | OPPENHEIMER BARING CHINA FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended November 30, 2007
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
---------------------------------------------------------------------------------------------------------
Dividends                                                                                    $   255,418
---------------------------------------------------------------------------------------------------------
Interest                                                                                         119,628
                                                                                             ------------
Total investment income                                                                          375,046

---------------------------------------------------------------------------------------------------------
EXPENSES
---------------------------------------------------------------------------------------------------------
Management fees                                                                                  329,274
---------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                           31,718
Class B                                                                                           23,176
Class C                                                                                           39,708
Class N                                                                                            3,750
---------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                           30,754
Class B                                                                                            7,146
Class C                                                                                            6,951
Class N                                                                                            1,107
Class Y                                                                                              108
---------------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                            2,471
Class B                                                                                            1,762
Class C                                                                                            1,206
Class N                                                                                              154
Class Y                                                                                               13
---------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                        2,695
---------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                               133
---------------------------------------------------------------------------------------------------------
Other                                                                                             17,112
                                                                                             ------------
Total expenses                                                                                   499,238
Less waivers and reimbursements of expenses                                                       (2,556)
                                                                                             ------------
Net expenses                                                                                     496,682

---------------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                                             (121,636)

---------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
---------------------------------------------------------------------------------------------------------
Net realized gain on:
Investments                                                                                    1,089,614
Foreign currency transactions                                                                     40,936
                                                                                             ------------
Net realized gain                                                                              1,130,550
---------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments                                                                                   11,579,707
Translation of assets and liabilities denominated in foreign currencies                           50,192
                                                                                             ------------
Net change in unrealized appreciation                                                         11,629,899

---------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                         $12,638,813
                                                                                             ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       21 | OPPENHEIMER BARING CHINA FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                     SIX MONTHS           PERIOD
                                                                                          ENDED            ENDED
                                                                              NOVEMBER 30, 2007          MAY 31,
                                                                                    (UNAUDITED)           2007 1
------------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                      $    (121,636)    $     95,313
------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                              1,130,550          (25,575)
------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                11,629,899        3,054,768
                                                                                  --------------------------------
Net increase in net assets resulting from operations                                 12,638,813        3,124,506

------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                              51,582,863       18,066,735
Class B                                                                               6,864,425        1,154,465
Class C                                                                              15,274,822          841,926
Class N                                                                               2,714,504          235,467
Class Y                                                                               3,319,036            5,000
                                                                                  --------------------------------
                                                                                     79,755,650       20,303,593

------------------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------------------
Total increase                                                                       92,394,463       23,428,099
------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                  23,532,099          104,000 2
                                                                                  --------------------------------
End of period (including accumulated net investment income (loss)
of $(25,479) and $96,157, respectively)                                           $ 115,926,562     $ 23,532,099
                                                                                  ================================

1. For the period from January 31, 2007 (commencement of operations) to May 31, 2007.

2. Reflects the value of the Manager's initial seed money investment on November 13, 2006.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       22 | OPPENHEIMER BARING CHINA FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                     SIX MONTHS           PERIOD
                                                                                          ENDED            ENDED
                                                                              NOVEMBER 30, 2007          MAY 31,
CLASS A                                                                             (UNAUDITED)           2007 1
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                  $   12.17        $   10.00
-----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss) 2                                                             (.02)             .06
Net realized and unrealized gain                                                           5.63             2.11
                                                                                      ---------------------------
Total from investment operations                                                           5.61             2.17
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                        $   17.78        $   12.17
                                                                                      ===========================

-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                        46.10%           21.70%
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                              $  83,357        $  21,086
-----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                     $  50,921        $  15,024
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                                                              (0.18)%           1.75%
Total expenses                                                                             1.31%            1.90%
Expenses after waivers,
payments and/or reimbursements
and reduction to custodian expenses                                                        1.31%            1.60%
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                      55%              25%

1. For the period from January 31, 2007 (commencement of operations) to May 31, 2007.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       23 | OPPENHEIMER BARING CHINA FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                                                     SIX MONTHS           PERIOD
                                                                                          ENDED            ENDED
                                                                              NOVEMBER 30, 2007          MAY 31,
CLASS B                                                                             (UNAUDITED)           2007 1
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                  $   12.13        $   10.00
-------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss) 2                                                             (.10)             .09
Net realized and unrealized gain                                                           5.61             2.04
                                                                                      -----------------------------
Total from investment operations                                                           5.51             2.13
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                        $   17.64        $   12.13
                                                                                      =============================

-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                        45.42%           21.30%
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                              $   8,936        $   1,250
-------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                     $   4,718        $     492
-------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                                                              (1.19)%           2.48%
Total expenses                                                                             2.41%            4.33% 5
Expenses after waivers,
payments and/or reimbursements
and reduction to custodian expenses                                                        2.34%            2.35%
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                      55%              25%

1. For the period from January 31, 2007 (commencement of operations) to May 31, 2007.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. The fiscal 2007 total expenses ratio is higher than the anticipated total expenses ratio of the class for future fiscal years due to the Fund's limited operating history.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       24 | OPPENHEIMER BARING CHINA FUND

                                                                                     SIX MONTHS           PERIOD
                                                                                          ENDED            ENDED
                                                                              NOVEMBER 30, 2007          MAY 31,
CLASS C                                                                             (UNAUDITED)           2007 1
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                  $   12.13        $   10.00
-------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss) 2                                                             (.09)             .08
Net realized and unrealized gain                                                           5.61             2.05
                                                                                      -----------------------------
Total from investment operations                                                           5.52             2.13
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                        $   17.65        $   12.13
                                                                                      =============================

-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                        45.51%           21.30%
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                              $  17,105        $     933
-------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                     $   8,007        $     445
-------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                                                              (1.07)%           2.21%
Total expenses                                                                             2.24%            4.15% 5
Expenses after waivers, payments
and/or reimbursements and reduction
to custodian expenses                                                                      2.22%            2.35%
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                      55%              25%

1. For the period from January 31, 2007 (commencement of operations) to May 31, 2007.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. The fiscal 2007 total expenses ratio is higher than the anticipated total expenses ratio of the class for future fiscal years due to the Fund's limited operating history.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       25 | OPPENHEIMER BARING CHINA FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                                                     SIX MONTHS           PERIOD
                                                                                          ENDED            ENDED
                                                                              NOVEMBER 30, 2007          MAY 31,
CLASS N                                                                             (UNAUDITED)           2007 1
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                  $   12.15        $   10.00
-----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss) 2                                                             (.05)             .12
Net realized and unrealized gain                                                           5.62             2.03
                                                                                      ---------------------------
Total from investment operations                                                           5.57             2.15
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                        $   17.72        $   12.15
                                                                                      ===========================

-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                        45.84%           21.50%
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                              $   3,220        $     256
-----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                     $   1,512        $     102
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                                                              (0.54)%           3.09%
Total expenses                                                                             1.71%            2.71%
Expenses after waivers, payments
and/or reimbursements and reduction
to custodian expenses                                                                      1.68%            1.85%
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                      55%              25%

1. For the period from January 31, 2007 (commencement of operations) to May 31, 2007.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       26 | OPPENHEIMER BARING CHINA FUND

                                                                                     SIX MONTHS           PERIOD
                                                                                          ENDED            ENDED
                                                                              NOVEMBER 30, 2007          MAY 31,
CLASS Y                                                                             (UNAUDITED)           2007 1
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                  $   12.18        $   10.00
-----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                                     .01              .12
Net realized and unrealized gain                                                           5.61             2.06
                                                                                      ---------------------------
Total from investment operations                                                           5.62             2.18
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                        $   17.80        $   12.18
                                                                                      ===========================

-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                        46.14%           21.80%
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                              $   3,309        $       7
-----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                     $   1,021        $       4
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                      0.15%            3.16%
Total expenses                                                                             1.06%            1.83%
Expenses after waivers, payments
and/or reimbursements and reduction
to custodian expenses                                                                      1.06%            1.35%
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                      55%              25%

1. For the period from January 31, 2007 (commencement of operations) to May 31, 2007.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       27 | OPPENHEIMER BARING CHINA FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Baring China Fund (the Fund), is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek long-term capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Manager has entered into a sub-advisory agreement with Baring Asset Management, Inc. (the "Sub-Advisor").

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments


                       28 | OPPENHEIMER BARING CHINA FUND
having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in registered investment companies that are not traded on an exchange are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
STRUCTURED SECURITIES. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each securities' market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations. The Fund records a realized gain or loss when a structured security is sold, matures or expires.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.


                       29 | OPPENHEIMER BARING CHINA FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of November 30, 2007, the Fund had available for federal income tax purposes an estimated capital loss carryforward of zero. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. As of November 30, 2007, it is estimated that the Fund will utilize $25,130 of capital loss carryforward to offset realized capital gains. During the fiscal year ended May 31, 2007, the Fund did not utilize capital loss carryforward to offset capital gains realized in that fiscal year.

      As of May 31, 2007, the Fund had available for federal income tax purposes post-October losses of $20,707 and $4,423 of post-October foreign currency losses.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net


                       30 | OPPENHEIMER BARING CHINA FUND
assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                       31 | OPPENHEIMER BARING CHINA FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                            SIX MONTHS ENDED NOVEMBER 30, 2007         PERIOD ENDED MAY 31, 2007 1,2
                                     SHARES             AMOUNT               SHARES           AMOUNT
-------------------------------------------------------------------------------------------------------
CLASS A
Sold                              5,228,058       $ 88,193,567            1,773,992      $18,612,877
Redeemed                         (2,273,740)       (36,610,704) 3           (50,760)        (546,142) 4
                                 ----------------------------------------------------------------------
Net increase                      2,954,318       $ 51,582,863            1,723,232      $18,066,735
                                 ======================================================================

-------------------------------------------------------------------------------------------------------
CLASS B
Sold                                499,240       $  8,450,596              105,501      $ 1,184,056
Redeemed                            (95,721)        (1,586,171) 3            (2,607)         (29,591) 4
                                 ----------------------------------------------------------------------
Net increase                        403,519       $  6,864,425              102,894      $ 1,154,465
                                 ======================================================================

-------------------------------------------------------------------------------------------------------
CLASS C
Sold                              1,212,886       $ 21,037,745               86,058      $   952,941
Redeemed                           (320,613)        (5,762,923) 3            (9,255)        (111,015) 4
                                 ----------------------------------------------------------------------
Net increase                        892,273       $ 15,274,822               76,803      $   841,926
                                 ======================================================================

-------------------------------------------------------------------------------------------------------
CLASS N
Sold                                173,966       $  2,953,680               21,230      $   237,927
Redeemed                            (13,434)          (239,176) 3              (216)          (2,460) 4
                                 ----------------------------------------------------------------------
Net increase                        160,532       $  2,714,504               21,014      $   235,467
                                 ======================================================================

-------------------------------------------------------------------------------------------------------
CLASS Y
Sold                                189,528       $  3,390,798                  450      $     5,000
Redeemed                             (4,217)           (71,762) 3                --               --
                                 ----------------------------------------------------------------------
Net increase                        185,311       $  3,319,036                  450      $     5,000
                                 ======================================================================

1. For the period from January 31, 2007 (commencement of operations) to May 31, 2007.

2. The Fund sold 10,000 Class A shares at a value of $100,000 and 100 shares of each Class B, C, N and Y shares at a value of $1,000, respectively, to the Manager upon seeding of the Fund on November 13, 2006.

3. Net of redemption fees of $36,826, $3,412, $5,791, $1,094 and $739 for Class
A, Class B, Class C, Class N, and Class Y respectively.

4. Net of redemption fees of $5,835, $191, $173, and $40 for Class A, Class B, Class C, and Class N, respectively.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in Oppenheimer Institutional Money Market Fund, for the six months ended November 30, 2007, were as follows:

                                           PURCHASES           SALES
           ---------------------------------------------------------
           Investment securities        $114,237,261     $35,440,635


                       32 | OPPENHEIMER BARING CHINA FUND

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of average net assets as shown in the following table:

                       FEE SCHEDULE
                       ----------------------------------
                       Up to $250 million           1.00%
                       Next $250 million            0.95
                       Next $500 million            0.90
                       Over $1.0 billion            0.85

--------------------------------------------------------------------------------
SUB-ADVISOR FEES. The Manager retains the Sub-Advisor to provide the day-to-day portfolio management of the Fund. The Manager pays the Sub-Advisor an annual fee equal to 40% of the management fee received by the Manager from the Fund. For the six months ended November 30, 2007, the Manager paid $131,420 to the Sub-Advisor for its services to the Fund.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended November 30, 2007, the Fund paid $32,873 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
OFFERING AND ORGANIZATIONAL COSTS. The Manager paid all offering and organizational costs associated with the registration and seeding of the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares


                       33 | OPPENHEIMER BARING CHINA FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor determines its uncompensated expenses under the plan at calendar quarter ends. The Distributor's aggregate uncompensated expenses under the plan at September 30, 2007 for Class B, Class C and Class N shares were $63,545, $115,850 and $30,176, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                            CLASS A          CLASS B          CLASS C          CLASS N
                           CLASS A       CONTINGENT       CONTINGENT       CONTINGENT       CONTINGENT
                         FRONT-END         DEFERRED         DEFERRED         DEFERRED         DEFERRED
                     SALES CHARGES    SALES CHARGES    SALES CHARGES    SALES CHARGES    SALES CHARGES
                       RETAINED BY      RETAINED BY      RETAINED BY      RETAINED BY      RETAINED BY
SIX MONTHS ENDED       DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR
-------------------------------------------------------------------------------------------------------
November 30, 2007         $167,409          $25,205          $22,952          $39,094           $1,459

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has agreed to waive its management fees and/or reimburse expenses such that "Expenses after waivers, payments and/or reimbursements and reduction to custodian expenses" will not exceed 1.60% for Class A shares and 2.35% for Class B shares and Class C shares, 1.85% for Class N and 1.35% for Class Y, respectively. During the six months ended November 30, 2007, the Manager reimbursed the Fund $1,162, $618, $178 and $28 for Class B, Class C, Class N and Class Y shares, respectively. These undertakings are voluntary and may be amended or withdrawn at any time.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the six months ended November 30, 2007, OFS waived $440 and $130 for Class B and Class C shares, respectively. This undertaking may be amended or withdrawn at any time.


                       34 | OPPENHEIMER BARING CHINA FUND

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

      As of November 30, 2007, the Fund had no outstanding foreign currency contracts.

--------------------------------------------------------------------------------
6. ILLIQUID SECURITIES

As of November 30, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
7. RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of November 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                       35 | OPPENHEIMER BARING CHINA FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the U.S. Securities and Exchange Commission's ("SEC") website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC toll-free at 1-800-SEC-0330.


                       36 | OPPENHEIMER BARING CHINA FUND



ITEM 2.  CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

     o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

     o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

     o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

     o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

     The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11.  CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 11/30/2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)  (1) Not applicable to semiannual reports.

     (2) Exhibits attached hereto.

     (3) Not applicable.

(b)  Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Baring China Fund

By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    01/14/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    01/14/2008

By:      /s/ Brian W. Wixted
         ---------------------------
         Brian W. Wixted
         Principal Financial Officer
Date:    01/14/2008